Centre Funds

48 Wall Street, Suite 1100

New York, NY  10005

March 23, 2015

Mr. Derek Newman

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC  20549

Re:  Centre Funds (the “Trust”) (File Nos. 333-173306 and 811-22545)

Dear Mr. Newman:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Trust effective February 5, 2015, do not differ from those filed electronically in the Post-Effective Amendment No. 13 on February 5, 2015.

Sincerely,

/s/ James Abate

James Abate

President and Secretary